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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-04739


                             The Zweig Fund, Inc.
              (Exact name of registrant as specified in charter)


                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)


                              Kevin J. Carr, Esq.
                     Vice President, Chief Legal Officer,
                     Counsel and Secretary for Registrant
                               100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-272-2700


Date of fiscal year end: December 31


Date of reporting period: September 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

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Key Investment Terms

American Depositary Receipt (ADR): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR (American Depositary Receipt) An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

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                             THE ZWEIG FUND, INC.

                            SCHEDULE OF INVESTMENTS

                              September 30, 2009
                                  (Unaudited)

                                                         Number of
                                                          Shares    Value
     ($ reported in thousands)                           --------- -------
     INVESTMENTS
     COMMON STOCKS                                 76.5%
     CONSUMER DISCRETIONARY -- 6.1%
        McDonald's Corp..............................     105,000  $ 5,992
        NIKE, Inc. Class B...........................     120,000    7,764
        Under Armour, Inc. Class A/(2)/..............     265,000    7,375
                                                                   -------
                                                                    21,131
                                                                   -------
     CONSUMER STAPLES -- 9.1%
        Altria Group, Inc............................     310,000    5,521
        Bunge Ltd....................................      88,000    5,510
        Costco Wholesale Corp........................     115,000    6,493
        PepsiCo, Inc.................................     110,000    6,452
        Philip Morris International, Inc.............     150,000    7,311
                                                                   -------
                                                                    31,287
                                                                   -------
     ENERGY -- 9.2%
        ConocoPhillips...............................     115,000    5,193
        Halliburton Co...............................     215,000    5,831
        Massey Energy Co.............................     128,000    3,570
        Occidental Petroleum Corp....................      81,000    6,350
        Petroleo Brasileiro SA ADR...................     130,000    5,967
        Valero Energy Corp...........................     245,000    4,751
                                                                   -------
                                                                    31,662
                                                                   -------
     FINANCIALS -- 5.6%
        Allstate Corp. (The).........................     120,000    3,674
        Goldman Sachs Group, Inc. (The)..............      34,000    6,268
        Hudson City Bancorp, Inc.....................     360,000    4,734
        Reinsurance Group of America, Inc............     104,000    4,639
                                                                   -------
                                                                    19,315
                                                                   -------
     HEALTH CARE -- 9.9%
        Biogen Idec, Inc./(2)/.......................     124,000    6,264
        Gilead Sciences, Inc./(2)/...................     129,000    6,009
        Johnson & Johnson............................     103,000    6,272
        Merck & Co., Inc.............................     144,000    4,555
        Shire plc ADR................................      14,360      751

                     See Notes to Schedule of Investments

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
                                                       Number of
                                                        Shares    Value
       ($ reported in thousands)                       --------- --------
       HEALTH CARE (CONTINUED)
          St. Jude Medical, Inc./(2)/...............    142,000  $  5,539
          UnitedHealth Group, Inc...................    195,000     4,883
                                                                 --------
                                                                   34,273
                                                                 --------
       INDUSTRIALS -- 10.2%
          Boeing Co. (The)..........................    115,000     6,227
          Caterpillar, Inc..........................     88,000     4,517
          Continental Airlines, Inc. Class B/(2)/...    480,000     7,891
          Foster Wheeler AG/(2)/....................    160,000     5,106
          L-3 Communications Holdings, Inc..........     65,000     5,221
          Union Pacific Corp........................    110,000     6,418
                                                                 --------
                                                                   35,380
                                                                 --------
       INFORMATION TECHNOLOGY -- 14.7%
          Cisco Systems, Inc./(2)/..................    330,000     7,768
          Corning, Inc..............................    380,000     5,818
          Hewlett-Packard Co........................    129,000     6,090
          International Business Machines Corp......     50,000     5,981
          Microsoft Corp............................    250,000     6,472
          Nokia Oyj Sponsored ADR...................    345,000     5,044
          QUALCOMM, Inc.............................    170,000     7,647
          Research In Motion Ltd./(2)/..............     91,000     6,147
                                                                 --------
                                                                   50,967
                                                                 --------
       MATERIALS -- 6.6%
          Alcoa, Inc................................    335,000     4,395
          Freeport-McMoRan Copper & Gold, Inc.......     95,000     6,518
          NuCor Corp................................    135,000     6,346
          Potash Corp. of Saskatchewan, Inc.........     60,000     5,421
                                                                 --------
                                                                   22,680
                                                                 --------
       TELECOMMUNICATION SERVICES -- 3.4%
          AT&T, Inc.................................    220,000     5,942
          Verizon Communications, Inc...............    192,000     5,812
                                                                 --------
                                                                   11,754
                                                                 --------
       UTILITIES -- 1.7%
          Exelon Corp...............................    119,000     5,905
                                                                 --------
                                                                    5,905
                                                                 --------
              Total Common Stocks (Identified Cost $270,344)      264,354
                                                                 --------

                     See Notes to Schedule of Investments

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
                                                         Number of
                                                          Shares         Value
  ($ reported in thousands)                              ----------  --------
  EXCHANGE TRADED FUNDS                            3.9%
     PowerShares Deutsche Bank Agriculture Fund/(2)/.       206,000  $  5,245
     Proshares Ultrashort S&P 500....................       100,000     4,044
     Templeton Dragon Fund, Inc......................       160,000     4,064
                                                                     --------
         Total Exchange Traded Funds (Identified Cost $14,119)         13,353
                                                                     --------
         Total Long Term Investments -- 80.4% (Identified cost
           $284,463).........................................         277,707
                                                                     --------
  SHORT-TERM INVESTMENTS                          20.0%
  MONEY MARKET MUTUAL FUNDS -- 1.4%
     State Street Institutional Liquid Reserves
       Fund--Institutional Shares (seven-day
       effective yield 0.260%).......................     4,987,801     4,988
                                                                     --------

                                                            Par
                                                         ----------
  U.S. TREASURY BILL/(3)/ -- 18.6%
     U.S. Treasury Bill
       0.136%, 2/11/10.............................      $   44,000    43,980
       0.455%, 4/1/10..............................          20,000    19,982
                                                                     --------
                                                                       63,962
                                                                     --------
         Total Short-Term Investments (Identified Cost $68,901)        68,950
                                                                     --------
         Total Investments (Identified Cost $353,364) -- 100.4%       346,657/(1)/
         Other assets and liabilities, net -- (0.4)%.........          (1,234)
                                                                     --------
         Net Assets -- 100.0%................................        $345,423
                                                                     ========

--------
 (1) For Federal Income Tax Information see Note 2 in the Notes to Schedule of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.

                     See Notes to Schedule of Investments

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   The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2009 (see Security Valuation Note 1A in the Notes to Schedule of Investments):

                                                                     Level 2
                                             Total        Level 1  Significant
                                            Value at      Quoted   Observable
                                       September 30, 2009  Price      Input
                                       ------------------ -------- -----------
 Investments in Securities:
    Equity Securities:
        Common Stocks.................      $264,354      $264,354   $    --
        Exchange Traded Funds.........        13,353        13,353        --
        Short-Term Investments........         4,988         4,988        --
    Debt Securities:
        U.S. Treasury Obligations.....        63,962            --    63,962
                                            --------      --------   -------
           Total......................      $346,657      $282,695   $63,962
                                            ========      ========   =======

   There are no Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedule of Investments

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                             THE ZWEIG FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                              September 30, 2009
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

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   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments.

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 -- FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

   At September 30, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                   Net Unrealized
              Federal   Unrealized   Unrealized     Appreciation
              Tax Cost Appreciation Depreciation   (Depreciation)
              -------- ------------ ------------   --------------
              $355,812   $25,687         $(34,842)       $(9,155)

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Fund, Inc.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date November 24, 2009


By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date November 23, 2009

* Print the name and title of each signing officer under his or her signature.